Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2015	2014	2013
Net revenues (CHF million)
Swiss Universal Bank	5,563	5,721	5,612
International Wealth Management	4,394	4,751	4,929
Asia Pacific	3,839	3,335	3,018
Global Markets	7,391	8,613	8,974
Investment Banking & Capital Markets	1,752	2,106	2,014
Strategic Resolution Unit	413	1,168	1,630
Corporate Center	445	548	(321)
Net revenues	23,797	26,242	25,856
Income/(loss) from continuing operations before taxes (CHF million)
Swiss Universal Bank	1,659	1,976	1,740
International Wealth Management	709	1,212	1,217
Asia Pacific	377	900	752
Global Markets	(1,944)	2,657	3,012
Investment Banking & Capital Markets	(353)	508	581
Strategic Resolution Unit	(2,510)	(3,573)	(2,558)
Corporate Center	(360)	(53)	(648)
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Total assets
end of	2015	2014
Total assets (CHF million)
Swiss Universal Bank	218,306	213,888
International Wealth Management	94,033	92,466
Asia Pacific	85,929	105,574
Global Markets	262,201	365,580
Investment Banking & Capital Markets	19,800	14,928
Strategic Resolution Unit	77,664	107,464
Corporate Center	62,872	21,562
Total assets	820,805	921,462

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2015	2014	2013
Net revenues (CHF million)
Switzerland	8,548	8,247	8,035
EMEA	3,846	4,358	4,744
Americas	8,470	11,097	10,810
Asia Pacific	2,933	2,540	2,267
Net revenues	23,797	26,242	25,856
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,746	401	642
EMEA	(1,464)	(562)	157
Americas	(2,877)	3,739	3,365
Asia Pacific	173	49	(68)
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2015	2014
Total assets (CHF million)
Switzerland	221,372	211,558
EMEA	162,232	188,420
Americas	355,542	428,253
Asia Pacific	81,659	93,231
Total assets	820,805	921,462
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2015	2014	2013
Net revenues (CHF million)
Swiss Universal Bank	5,563	5,721	5,612
International Wealth Management	4,394	4,751	4,929
Asia Pacific	3,839	3,335	3,018
Global Markets	7,391	8,613	8,974
Investment Banking & Capital Markets	1,752	2,106	2,014
Strategic Resolution Unit	413	1,168	1,630
Adjustments [1]	(141)	(105)	(863)
Net revenues	23,211	25,589	25,314
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,659	1,976	1,740
International Wealth Management	709	1,212	1,217
Asia Pacific	377	900	752
Global Markets	(1,944)	2,657	3,012
Investment Banking & Capital Markets	(353)	508	581
Strategic Resolution Unit	(2,510)	(3,573)	(2,558)
Adjustments [1]	(876)	(719)	(1,090)
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2015	2014
Total assets (CHF million)
Swiss Universal Bank	218,306	213,888
International Wealth Management	94,033	92,466
Asia Pacific	85,929	105,574
Global Markets	262,201	365,580
Investment Banking & Capital Markets	19,800	14,928
Strategic Resolution Unit	77,664	107,464
Adjustments [1]	45,998	4,949
Total assets	803,931	904,849
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2015	2014	2013
Net revenues (CHF million)
Switzerland	7,967	7,585	7,479
EMEA	3,819	4,301	4,797
Americas	8,514	11,173	10,831
Asia Pacific	2,911	2,530	2,207
Net revenues	23,211	25,589	25,314
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,315	(179)	300
EMEA	(1,493)	(621)	195
Americas	(2,909)	3,723	3,301
Asia Pacific	149	38	(142)
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2015	2014
Total assets (CHF million)
Switzerland	204,715	195,512
EMEA	162,093	187,921
Americas	355,481	428,195
Asia Pacific	81,642	93,221
Total assets	803,931	904,849
The designation of total assets by region is based upon customer domicile.